Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	7 Months Ended	12 Months Ended	16 Months Ended	19 Months Ended	28 Months Ended	31 Months Ended	43 Months Ended	55 Months Ended
		Aug. 31, 2023	Jun. 03, 2021	Dec. 31, 2023	Dec. 31, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2022	Dec. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000226875
Account Value [Line Items]
Line Graph and Table Measure Name						ARGA Emerging Markets Value Fund, Institutional Class Shares
Accumulated Value			$ 250,000		$ 228,865			$ 226,136		$ 263,995	$ 285,592	$ 420,419
C000226877
Account Value [Line Items]
Line Graph and Table Measure Name						ARGA International Value Fund, Institutional Class Shares
Accumulated Value			250,000		231,975			222,969		274,447	277,597	387,689
C000243045
Account Value [Line Items]
Line Graph and Table Measure Name						ARGA Value Fund, Institutional Class Shares
Accumulated Value		$ 250,000		$ 277,525			$ 295,450		$ 347,930
MSCI Emerging Markets Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					MSCI Emerging Markets Index (USD) (NR)
Accumulated Value			250,000		225,873			180,492		198,231	213,106	284,638
MSCI ACWI ex USA Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3]					MSCI ACWI ex USA Index (USD) (NR)
Accumulated Value			250,000		244,094			205,031		237,048	250,167	331,188
S&P 500 Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]					S&P 500 Index (USD) (NR)
Accumulated Value		250,000		265,502			330,561		388,179
MSCI Emerging Markets Value Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[1]					MSCI Emerging Markets Value Index (USD) (NR)
Accumulated Value			250,000		233,718			196,723		224,683	234,807	311,684
MSCI ACWI ex USA Value Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[2],[3]					MSCI ACWI ex USA Value Index (USD) (NR)
Accumulated Value			$ 250,000		$ 240,764			$ 220,082		$ 258,160	$ 273,759	$ 381,900
Russell 1000 Value Index (USD) (NR)
Account Value [Line Items]
Line Graph and Table Measure Name	[4]					Russell 1000 Value Index (USD) (NR)
Accumulated Value		$ 250,000		$ 262,546			$ 298,372		$ 343,766

[1]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[2]	ACWI – All Country World Index
[3]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).
[4]	Net Return (NR) - Reflects no deductions for fees, expenses or taxes (except foreign withholding taxes).